Capital Lease (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Current portion of capital lease obligation	$ 24,737	$ 7,377
Capital lease obligation, net of current portion	20,778	8,672
Equipment [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligation	16,200
Capital lease obligation, net of current portion	19,700
Depreciation	8,576	4,775
Future minimum lease payments under the capital lease are payable in future years as follows:
2015	29,068
2016	17,776
2017	5,012
Net minimum lease payments	51,856
Less amounts representing interest	(6,341)
Capital lease obligation payable	45,515
Long-term lease for equipment beginning in December 2014
Capital Leased Assets [Line Items]
Principal	20,520
Monthly installments	918
Imputed interest	7.00%
Long-term lease for equipment beginning in August 2014
Capital Leased Assets [Line Items]
Principal	21,595
Monthly installments	716
Imputed interest	16.70%
Long-term lease for equipment beginning in January 2013
Capital Leased Assets [Line Items]
Principal	22,325
Monthly installments	$ 788
Imputed interest	16.30%